Warrants (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2014
Significant assumptions used to measure the fair value of warrants
Risk-free interest rate	0.58%
Warrant [Member]
Significant assumptions used to measure the fair value of warrants
Stock price		$ 0.14
Volatility		50.00%
Dividend yield		0.00%
Warrant [Member] | Minimum [Member]
Significant assumptions used to measure the fair value of warrants
Term		9 months 29 days
Risk-free interest rate		0.25%
Exercise prices		$ 0.25
Warrant [Member] | Maximum [Member]
Significant assumptions used to measure the fair value of warrants
Term		4 years 3 months 11 days
Risk-free interest rate		1.38%
Exercise prices		$ 0.4488